Consolidated Statements of Operation and Other Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Sales	$ 2,761,798	$ 2,825,488	$ 815,090
Cost of sales	(1,134,926)	(1,269,776)	(246,775)
Gross profit	1,626,872	1,555,712	568,315
Other income	930	605	1
Administrative expense	(1,110,982)	(473,707)	(96,326)
Profit before income tax	516,820	1,082,610	471,990
Income tax expense	(137,390)	(157,047)	(52,512)
Profit and total comprehensive income for the year	$ 379,430	$ 925,563	$ 419,478
Earnings per share:
Ordinary shares, – basic (in Dollars per share)	$ 0.14	$ 0.37	$ 0.17
Ordinary shares, – diluted (in Dollars per share)	$ 0.14	$ 0.37	$ 0.17
Weighted average shares outstanding used in calculating basic and diluted earnings per share
Ordinary shares, – basic (in Shares)	2,647,814	2,525,000	2,525,000
Ordinary shares, – diluted (in Shares)	2,647,814	2,525,000	2,525,000